Note 24 - Employee Benefits - Plan Assets (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Balance	R$ 3,510.3	R$ 2,648.2
Administrative costs	5.8	5.2	R$ 4.1
Expected return, excluding interest income	75.5	334.7
Curtailments, settlements and other	(1.2)	(42.6)	(3.3)
Balance	3,166.1	3,510.3	2,648.2
Plan assets [member]
Statement Line Items [Line Items]
Balance	5,533.3	4,582.4	4,059.6
Interest income	223.9	245.2	257.5
Administrative costs	(5.8)	(5.2)	(4.1)
Expected return, excluding interest income	(148.3)	89.4	272.6
Contributions by employer	342.0	306.8	226.8
Contributions by plan participants	7.1	6.3	4.5
Exchange differences	263.1	812.1	221.1
Transfers	0.0	20.0	0.0
Curtailments, settlements and other	(3.6)	(1.8)	(0.9)
Benefits paid, excluding administrative costs	(573.7)	(521.9)	(454.7)
Balance	R$ 5,638.0	R$ 5,533.3	R$ 4,582.4